SCHEDULE OF FINANCIAL ASSET WITH CASH AND TRADE ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Cash and Cash Equivalents	$ 2,267	$ 2,616	$ 8,470	$ 5,397
Deposits	77	8
Trade receivables	1,477	1,373
Other Accounts Receivable	660	2,570
Total	$ 4,481	$ 6,567